Gains/(Losses) on derecognition of financial assets not measured at fair value through profit or loss, net (Tables)	12 Months Ended
Dec. 31, 2023
Gain Loss Arising From Derecognition Of Financial Assets [Abstract]
Table of Gains/(Losses) on derecognition of financial assets not measured at fair value through profit or loss, net

	2023	2022	2021
Income/(Loss) from sale of government securities	33,186,455	676,393	(738,604)
Income/(Loss) from sale of private securities	7,404,167	226,523	(3,251)

TOTAL	40,590,622	902,916	(741,855)